Debt (Details) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) item	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Proceeds from PPP loan		$ 5,379
Term loan
Debt Instrument [Line Items]
Nominal amount	$ 20,000
Term of loan	36 months
Proceeds from PPP loan	$ 10,000
Remaining borrowing capacity	$ 10,000
Threshold Number of times additional amount drawn | item	3
Minimum amount to be drawn	$ 2,000
Spread percentage	0.50%
Interest rate		3.25%	4.75%
Outstanding amount		$ 10,000	$ 10,000
Debt, current		10,000
Deferred financing costs		60
Amortization of issuance cost		10	10
Deferred financing costs, net		$ 10	$ 30
Term loan | Prime Rate
Debt Instrument [Line Items]
Cash and Investments	$ 30,000